Investments Accounted for Using the Equity Method (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of associates [line items]
Net profit (loss) for the year	¥ 108,143	¥ 144,197	¥ 317,038
Other comprehensive income (loss)	(165,841)	995,009	594,535
Total comprehensive income (loss) for the year	(57,698)	1,139,206	911,574
Carrying amount of investments accounted for using the equity method	10,802	89,831
Aggregated individually immaterial associates
Disclosure of associates [line items]
Net profit (loss) for the year	(3,986)	6,473	(8,630)
Other comprehensive income (loss)	(145)	(1,793)	(892)
Total comprehensive income (loss) for the year	(4,131)	4,681	¥ (9,522)
Carrying amount of investments accounted for using the equity method	¥ 10,802	¥ 89,831